CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Earnings	Employees Stock Notes Receivable	Noncontrolling Interest	Total
Beginning balance at Dec. 27, 2014	$ 59,952	$ 122,515	$ 502,334	$ 1,348	$ (455)	$ 13,866	$ 699,560
Increase (Decrease) in Stockholders' Equity
Net earnings			80,595			4,537	85,132
Foreign currency translation adjustment				(5,892)		(1,324)	(7,216)
Unrealized gain (loss) on investment				(41)			(41)
Noncontrolling interest associated with business acquisitions						1,019	1,019
Distributions to noncontrolling interest						(3,188)	(3,188)
Additional purchases of noncontrolling interest						(1,256)	(1,256)
Cash dividends - semiannually			(16,507)				(16,507)
Issuance of shares under employee stock plans	91	984					1,075
Issuance of shares under stock grant programs	227	1,685					1,912
Issuance of shares under deferred compensation plans	195	(195)
Repurchase of shares	(40)	26	(786)		304		(496)
Tax benefits from non-qualified stock options exercised		370					370
Expense associated with share-based compensation arrangements		1,846					1,846
Accrued expense under deferred compensation plans		4,048					4,048
Payments received on employee stock notes receivable					$ 151		151
Ending balance at Dec. 26, 2015	60,425	131,279	565,636	(4,585)		13,654	766,409
Increase (Decrease) in Stockholders' Equity
Net earnings			101,179			4,318	105,497
Foreign currency translation adjustment				(1,316)		(1,658)	(2,974)
Unrealized gain (loss) on investment				271			271
Distributions to noncontrolling interest						(3,280)	(3,280)
Net purchase and dissolution of non-controlling interest		856				(1,748)	(892)
Cash dividends - semiannually			(17,680)				(17,680)
Issuance of shares under employee stock plans	21	515					536
Issuance of shares under stock grant programs	407	4,890					5,297
Issuance of shares under deferred compensation plans	173	(173)
Expense associated with share-based compensation arrangements		2,208					2,208
Accrued expense under deferred compensation plans		5,074					5,074
Ending balance at Dec. 31, 2016	61,026	144,649	649,135	(5,630)		11,286	860,466
Increase (Decrease) in Stockholders' Equity
Net earnings			119,512			4,528	124,040
Foreign currency translation adjustment				5,070		356	5,426
Unrealized gain (loss) on investment & foreign currency				704			704
Distributions to noncontrolling interest						(4,032)	(4,032)
Additional purchases of noncontrolling interest						2,409	2,409
Cash dividends - semiannually			(19,607)				(19,607)
Issuance of shares under employee stock plans	24	637					661
Issuance of shares under stock grant programs	429	5,769					6,198
Issuance of shares under deferred compensation plans	159	(159)
Repurchase of shares	(446)	297	(12,828)				(12,977)
Tax benefits from non-qualified stock options exercised							0
Expense associated with share-based compensation arrangements		3,618					3,618
Accrued expense under deferred compensation plans		7,117					7,117
Ending balance at Dec. 30, 2017	$ 61,192	$ 161,928	$ 736,212	$ 144		$ 14,547	$ 974,023